Note 15 - Employees Post retirement Benefits and Other Benefits	12 Months Ended
Dec. 31, 2010
Pension and other Postretirement Benefits Disclosure [Abstract]
Note 15 - Employees Postretirement Benefits and Other Benefits [Text Block]

15. Employees' Postretirement Benefits and Other Benefits

The balances related to Employees' Postretirement Benefits are represented as follows:

	As of
	December 31, 2010			December 31, 2009
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	369	374	743	182	325	507
Variable Contribution plan	39	-	39	187	-	187
Employees' postretirement projected benefits obligation	408	374	782	369	325	694

Long-term liabilities
Defined-benefit plan	5,719	7,889	13,608	4,419	6,544	10,963
Variable Contribution plan	132	-	132	-	-	-
Employees' postretirement projected benefits obligation	5,851	7,889	13,740	4,419	6,544	10,963

	6,259	8,263	14,522	4,788	6,869	11,657

Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,322	609	3,931	2,282	121	2,403
Variable Contribution plan	189	-	189	91	-	91
Tax effect	(1,194)	(207)	(1,401)	(807)	(41)	(848)
Net balance recorded in shareholders' equity	2,317	402	2,719	1,566	80	1,646

15.1) Pension plans in Brazil - Defined benefit and variable contribution

a) Petros Plan - Fundação Petrobras de Seguridade Social

The Fundação Petrobras de Seguridade Social (Petros) was established by Petrobras as a private, legally separate nonprofit pension entity with administrative and financial autonomy.

The Petros plan is a contributory defined-benefit pension plan introduced by Petrobras in July of 1970, to supplement the social security pension benefits of employees of Petrobras and its Brazilian subsidiaries and affiliated companies. The Petros Plan is now closed to new employees of the Petrobras system since September 2002.

Additionally, Petros is funded by income resulting from the investment of these contributions. The Company's funding policy is to contribute to the plan annually the amount determined by actuarial calculations. In the calendar 2010 year, benefits paid totaled US$1,054 (US$911 in 2009).

The Company's liability related to future benefits to plan participants is calculated on an annual basis by an independent actuary, based on the Projected Unit Credit method. The assets that guarantee the pension plan are presented as a reduction to the net actuarial liabilities.

The actuarial gains and losses generated by the differences between the values of the obligation and assets determined based on projections and the actual figures are respectively included or excluded from the calculation of the net actuarial liability and recorded as "Postretirement benefit reserves adjustments net of tax - pension cost", in shareholders' equity. Actuarial gains and losses are amortized during the average remaining service period of the active employees of approximately 6.5 years at December 31, 2009, in accordance with the procedure established by Codification Topic 715.

The relation between contributions by the sponsors and participants of the Petros Plan, considering only those attributable to the Company and subsidiaries in the 2010 and 2009 financial years was 1.00 to 1.00. The Company's best estimate of contributions expected to be paid in 2011 respective to the pension plan approximates US$540, with total pension benefit payments in 2011 expected to be US$1,695.

According to Constitutional Amendment No. 20 of 1998, the computation of any deficit in the defined-benefit plan in accordance with the actuarial method of the current plan (which differs from the method defined in Codification Topic 715), must be equally shared between the sponsor and the participants, by an adjustment to the normal contributions.

Petrobras and its subsidiaries sponsoring the Petros plan, trade unions and Petros executed a Financial Commitment Agreement on October 23, 2008, after legal homologation on August 25, 2008, to cover commitments with pension plans, which will be paid in semi-annually installments with interest of 6% p.a. on the debtor balance updated by the IPCA, for the next 20 years, as previously agreed during the renegotiation. At December 31, 2010, the balance of the obligation of Petrobras and subsidiaries referring to the Financial Commitment Agreement was US$2,874, of which US$175 matures in 2011, which are recognized in these consolidated financial statements.

The Company's obligation, through the Financial Commitment Agreement, presents a counterpart to the concessions made by the members/beneficiaries of the Petros Plan in the amendment of the plan's regulations, in relation to the benefits, and in the closing of existing litigations.

At December 31, 2010, Petrobras had long-term National Treasury Notes in the amount of US$2,939 (US2,363 at December 31, 2009), acquired to balance liabilities with Petros, which will be held in the Company's portfolio and used as a guarantee for the Financial Commitment Agreement.

Petrobras has aggregated information for all defined benefit pension plans. The domestic benefit plans of Petrobras, BR Distribuidora, Petroquisa, and REFAP contain similar assumptions and the benefit obligation related to Petrobras Argentina, the international plan, is not significant to the total obligation and thus has also been aggregated. All Petrobras group pension plans have accumulated benefit obligation in excess of plan assets.

The determination of the expense and liability relating to the Company's pension plan involves the use of judgment in the determination of actuarial assumptions. These include estimates of future mortality, withdrawal, changes in compensation and discount rate to reflect the time value of money as well as the rate of return on plan assets. These assumptions are reviewed at least annually and may differ materially from actual results due to changing market and economic conditions, regulatory events, judicial rulings, higher or lower withdrawal rates or longer or shorter life spans of participants.

According to the requirements of Codification Topic 715, and subsequent interpretations, the discount rate should be based on current prices for settling the pension obligation. Applying the precepts of Codification Topic 715, in historically inflationary environments such as Brazil creates certain issues as the ability for a company to settle a pension obligation at a future point in time may not exist as long-term financial instruments of suitable grade may not exist locally as they do in the United States.

Although the Brazilian market has been demonstrating signs of stabilization under the present economic model, as reflected in market interest rates, it is not yet prudent to conclude that market interest rates will be stable.

b) Petros Plan 2 - Fundação Petrobras de Seguridade Social

As from July 01, 2007, the Company implemented the new supplementary pension plan, a Variable Contribution (CV) or mixed plan, called Petros Plan 2, for employees with no supplementary pension plan.

Petrobras and the other sponsors fully assumed the contributions corresponding to the period in which the participants had no plan. This past service shall consider the period as from August 2002, or from the date of hiring, until August 29, 2007. The plan will continue to admit new subscribers after this date but no longer including any payment for the period relating to past service.

A portion of this plan with defined benefits characteristics refers to the risk coverage for disability and death, a guarantee of a minimum benefit and a lifetime income, and the related actuarial commitments are recorded according to the projected credit unit method. The portion of the plan with defined contribution characteristics, earmarked for forming a reserve for programmed retirement, was recognized in the results for the year as the contributions are made. In fiscal year 2010, the contribution of Petrobras and subsidiaries to the defined contribution portion of this plan was US$231.

The disbursements related to the cost of past service will be made on a monthly basis over the same number of months during which the participant had no plan and, therefore, should cover the part related to the participants and the sponsors.

The actuarial evaluation in 2009 of Fundação Petros, to attend the rules for Supplementary Pensions, showed evidence of a lower level of loss from risk events in the year, and it also observed that the balance of the collective risk fund presented an amount sufficient to cover the estimated benefits for 2010. Accordingly, the Foundation followed the actuary's suggestion that the risk contributions were redirected to the member's account in the plan during the first semester of 2010.

15.2) Pension plans abroad - Defined benefit

The main defined benefit plans offered by the subsidiaries of Petrobras Internacional Braspetro B.V. (PIB BV), are as follows:

  Petrobras Energía S.A.

a) "Termination Indemnity" Plan

This is a benefit plan in which employees who meet certain targets are eligible on retirement to receive one month's salary for each year they have worked in the company, according to a decreasing scale, according to the number of the years the plan has existed.

b) "Compensating Fund"

This benefit is available to all Pesa employees who have joined the defined contribution plans in force in the past and who joined the company prior to May 31, 1995 and have accumulated the required time of service.

  Nansei Sekiyu S.A.

The Nansei Sekiyu Refinery offers its employees a programmed supplementary retirement benefits plan, a defined benefit plan, where the members in order to become eligible for the benefit need to be at least 50 years old and have 20 years service in the company. Contributions are made only by the sponsor.

15.3) Other defined contribution plans

The subsidiaries Transpetro and some subsidiaries of Petrobras sponsor defined contribution retirement plans for their employees

15.4) Plan assets

Investment Policies and Strategies

The Corporation's investment strategy for benefit plan assets reflects a long-term view, a careful assessment of the risks inherent in various asset classes and diversification to reduce the risk of the portfolio. The plan asset portfolio should follow the policies established by the Central Bank of Brazil. The fixed income funds are largely invested in corporate and government debt securities. The target asset allocation for the period between 2011-2015 is (25%-70%) fixed income, (15%-50%) variable income, (1,5%- 8%) real estate, (0%-15%) loans to participants of the plan and (2,5% - 15%) other investments.

Fair Value Measurements at December 31, 2010 (US$ millions)
Asset Category	Total Fair Value	Level 1	Level 2	Level 3	Allocation %

Fixed Income	14,810	9,483	5,327	-	54%
Corporate bonds	5,254	-	5,254	-	19%
Government bonds - Brazil	9,483	9,483	-	-	35%
Others	73	-	73	-	-
Variable income	10,974	6,280	1,319	3,375	40%
Brazilian Equity Securities	6,280	6,280	-	-	23%
Equity funds	4,670	-	1,296	3,374	17%
Other Investments	24	-	23	1	-
Real estate	877	-	-	877	3%

	26,661	15,763	6,646	4,252	97%

Loans	679				3%

Total	27,340				100%

Loans are valued at cost, which approximates fair value. Fair values of fixed income assets include government bonds and the fair value is based on observable quoted prices that are traded on active exchanges (Level 1).

Fair values of Brazilian equity securities categorized in Level 1 are primarily based on quoted market prices. The equity securities include investments in the Company's common stock and preferred shares in the amount of US$1,042 and US$790, respectively, at December 31, 2010.

Corporate debt securities are estimated using observable inputs of comparable market transactions. Other equity funds have their fair value estimated using the variation of quoted prices in active markets for identical assets adjusted for transaction costs of the funds and are treated as a Level 2.

The fair value of equity funds Level 3 are calculated using the discounted cash flow. The effect of fair-value measurements using significant unobservable inputs on changes in Level 3 plan assets for the period is:

	US$ million
	Private equity funds	Other Investiments	Real estate	Total

Total at December 31,2009	2,403	10	505	2,918
Profitability of Plan Assets:	841	-	142	983
Purchases, Sales and Settlements	8	(9)	202	201
Gain on translation	122	-	28	150

Total at December 31, 2010	3,374	1	877	4,252

The investment portfolio of the Petros Plan and Petros 2 at December 31, 2010 was composed of: 54% of fixed income, with expected profitability of 6.2% p.a.; 40% of variable income, with expected profitability of 8% p.a.; and 6% of other investments (transactions with members, real estate and infrastructure projects), which resulted in an average interest rate of 6.78% p.a.

15.5) Health care benefits - "Assistência Multidisciplinar de Saúde" (AMS)

Petrobras and its Brazilian subsidiaries maintain a health care benefit plan (AMS), which offers defined benefits and covers all employees (active and inactive) together with their dependents. The plan is managed by the Company, with the employees contributing fixed amounts to cover principal risks and a portion of the costs relating to other types of coverage in accordance with participation tables defined by certain parameters including salary levels, besides the Medicine Benefit, which provides special terms on the acquisition of certain medicines from participating drugstores, located throughout Brazil.

The Company's commitment related to future benefits to plan participants is calculated on an annual basis by an independent actuary, based on the Projected Unit Credit method. The health care plan is not funded or otherwise collateralized by assets. Instead, the Company makes benefit payments based on costs incurred by plan participants.

15.5) Health care benefits - "Assistência Multidisciplinar de Saúde" (AMS)

For measurement purposes, a 10% annual rate of increase in the per capita cost of covered health care benefits was assumed upon adoption of Codification Topic 715. The annual rate was assumed to decrease to 4.5% from 2007 to 2036.

Assumed health care cost trend rates have a significant effect on the amounts reported for the postretirement health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	One percentage	One percentage
	point-increase	point-decrease

Effect on total of services and interest cost component	147	(119)
Effect on postretirement benefit obligation	1,210	(991)

15.6) Funded Status, net periodic benefit cost and accumulated other comprehensive income

a) Funded status of the plans

The funded status of the plans at December 31, 2010 and 2009, based on the report of the independent actuary, and amounts recognized in the Company's balance sheets at those dates, are as follows:

	2010			2009
	Pension Plans			Pension Plans
			Health Care Benefits			Health Care Benefits
	Defined-Benefits	Variable Contribution		Defined-Benefits	Variable Contribution

Change in benefit obligation:
Benefit obligation at beginning of year	27,276	302	6,869	16,041	128	4,225
Service cost	239	61	117	165	53	75
Interest cost	3,094	35	783	2,371	19	630
Plan change	-	-	-	-	-	-
Actuarial loss (gain)	2,292	28	480	3,403	42	575
Benefits paid	(1,052)	(2)	(309)	(909)	(2)	(236)
Variable contribution new pension plan	-	-	-	-	-	-
Other	(3)	-	-	(20)	1	-
Gain on translation	1,308	16	328	6,225	61	1,600

Benefit obligation at end of year	33,154	440	8,268	27,276	302	6,869

Change in plan assets:
Fair value of plan assets at beginning of year	22,674	116	-	14,079	36	-
Actual return on plan assets	3,812	19	-	3,703	14	-
Company's contributions	460	-	309	327	23	236
Employees' contributions	219	-	-	179	23	-
Benefits paid	(1,052)	(2)	(309)	(909)	(2)	(236)
Other	2	-	-	(5)	-	-
Gain on translation	1,088	4	-	5,300	21	-

Fair value of plan assets at end of year	27,203	137	-	22,674	116	-

Funded status	(5,951)	(303)	(8,268)	(4,602)	(186)	(6,869)

Amounts recognized in the balance sheet consist of:
Current liabilities	(105)	(303)	(374)	(183)	(186)	(325)
Long-term liabilities	(5,846)	-	(7,894)	(4,419)	-	(6,544)

	(5,951)	(303)	(8,268)	(4,602)	(186)	(6,869)

Unrecognized net actuarial loss	3,047	62	590	2,200	29	101
Unrecognized prior service cost	275	127	19	82	62	20

Accumulated other comprehensive income	3,322	189	609	2,282	91	121

Net amount recognized	(2,629)	(114)	(7,659)	(2,320)	(95)	(6,748)

b) Net periodic benefit cost

	2010			2009
	Pension Plans		Health Care Benefits	Pension Plans		Health Care Benefits
	Defined- Benefits	Variable Contribution		Defined- Benefits	Variable Contribution

Service cost-benefits earned during the year	243	62	119	165	53	75
Interest cost on projected benefit obligation	3,148	36	797	2,371	19	630
Expected return on plan assets	(2,682)	(17)	-	(1,995)	(8)	-
Amortization of net prior service cost	64	10	4	59	9	2
Gain (loss) on translation	(1)	-	-	53	6	104
	772	91	920	653	79	811

Employees' contributions	(223)	-	-	(179)	(23)	-

Net periodic benefit cost	549	91	920	474	56	811

c) Accumulated other comprehensive income

	2010			2009
	Pension Plans		Health Care Benefits	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution		Defined Benefits	Variable Contribution

Accumulated other comprehensive income at beginning of year	2,282	90	121	253	95	(404)
Net actuarial loss/(gain)	1,118	96	480	1,800	(82)	575
Amortization of actuarial (loss)/gain	(1)	(1)	-	-	-	-
Net prior service cost	-	-	-	-	-	-
Amortization of net prior service cost	(60)	(9)	(2)	(51)	(8)	2
Gain/(loss) on translation	(17)	13	10	280	86	(52)

Accumulated other comprehensive income at end of year	3,322	189	609	2,282	91	121

Amounts included in accumulated other comprehensive income at December 31, 2010, that are expected to be amortized into net periodic postretirement cost during 2011 are provided below:

	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution
Unrecognized net actuarial loss (gain)	1	1	2
Unrecognized prior service cost	61	9	-

d) Assumptions

The main assumptions adopted in 2010 and 2009 for the actuarial calculation are summarized as follows:

	2010	2009

Discount rate	Inflation 5.3% to 4.3% p.a. (1) + interest 5.91% p.a.(2)	Inflation 4.5% to 4% p.a.(1) + interest: 6.57% p.a.(2)
Growth rate for salaries	Inflation 5.3% to 4.3% p.a. (1) + 2.220% p.a	Inflation 4.5% to 4% p.a.(1) + 2.295% p.a
Expected return rate from the pension plan assets	Inflation 5.3% p.a.(1) + interest: 6.78% p.a.	Inflation 4.5% p.a.(1)+ interest:6.74.% p.a.
Turnover rate of the health plans	0.660% p.a. (3)	0.768% p.a.(3)
Turnover rate of the pension plans	Null	Null
Rate for hospital medical costs	7.89% to 4.3% p.a. (4)	7.5% to 4% p.a. (4)
Mortality table	AT 2000, sex specific	AT 2000, sex specific
Disability table	TASA 1927	TASA 1927
Mortality table for disabled persons	AT 49, sex specific	AT 49, sex specific

(1) Inflation decreasing linearly in the next 5 years when it becomes constant.
(2) The Company uses a methodology for computing an equivalent real rate from the future curve of return of the longest term government bonds, considering in the calculation of this rate the maturity profile of the pension and health care liabilities.
(3) Average turnover which varies according to age and time of service.
(4) Decreasing rate attaining in the next 30 years the projected long-term expectations for inflation.

e) Cash contributions and benefit payments

In 2010, the Company contributed US$460 to its pension plans. In 2011, the Company expects contributions to be approximately US$540. Actual contribution amounts are dependent upon investment returns, changes in pension obligations and other economic factors. Additional funding may ultimately be required if investment returns are insufficient to offset increases in plan obligations.

The following benefit payments, which include estimated future service, are expected to be paid by the pension fund in the next 10 years:

	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution

2011	1,687	8	370
2012	1,887	13	411
2013	2,082	19	456
2014	2,287	26	499
2015	2,510	34	552
Subsequent five years	16,247	364	3,641